Cover	Nov. 07, 2022
Cover [Abstract]
Entity Registrant Name	HERO TECHNOLOGIES, INC.
Entity Central Index Key	0001324736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 07, 2022
Entity File Number	000-52419
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	77-0643398
Entity Address Address Line 1	8 The Green Suite 4000
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	818
Local Phone Number	855-8199
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false